COMMITMENTS - Summary of the commitments outstanding (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
COMMITMENTS
Contracted for purchase of inventories	¥ 30,721	¥ 39,795
Contracted for purchase of services	216,807	216,807
Contracted for capital investments	9,000	20,520
Total	¥ 256,528	¥ 277,122